Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Charles Street Trust
Entity Central Index Key	0000354046
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Advisor Asset Manager 60% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class M
Trading Symbol	FSATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Net Assets	$ 4,203,564,524
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.2 AAA 2.4 AA 0.2 A 2.3 BBB 5.2 BB 1.1 B 0.9 CCC,CC,C 0.3 D 0.0 Not Rated 1.5 Equities 62.7 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.2 AAA - 2.4 AA - 0.2 A - 2.3 BBB - 5.2 BB - 1.1 B - 0.9 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.5 Equities - 62.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.0 Information Technology 12.3 Industrials 7.4 Consumer Discretionary 6.2 Health Care 5.3 Communication Services 5.2 Energy 2.7 Consumer Staples 2.6 Materials 1.9 Real Estate 1.9 Utilities 1.5 Equities 61.6 Bonds 34.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 61.6 Bonds - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.9 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.4 Apple Inc 2.3 Fidelity Blue Chip Growth ETF 2.0 NVIDIA Corp 1.9 Microsoft Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.3 Amazon.com Inc 1.3 Freddie Mac Gold Pool 1.1 29.2
Fidelity Advisor Asset Manager 40% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class I
Trading Symbol	FFNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 2,220,406,588
Holdings Count | shares	28
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.0 AAA 3.3 AA 0.3 A 2.5 BBB 7.6 BB 1.2 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 46.0 Short-Term Investments and Net Other Assets (Liabilities) 10.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.0 AAA - 3.3 AA - 0.3 A - 2.5 BBB - 7.6 BB - 1.2 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 46.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 45.0 Bonds 44.2 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 45.0 Bonds - 44.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 4.3 Fidelity Enhanced Small Cap ETF 1.9 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.7 Fidelity Blue Chip Growth ETF 1.5 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.5 NVIDIA Corp 1.4 Microsoft Corp 1.3 32.1
Fidelity Sustainable Multi-Asset Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity® Sustainable Multi-Asset Fund
Trading Symbol	FYMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 2	0.05%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 32,437,709
Holdings Count | shares	8
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 40.3 International Equity Funds 35.5 Bond Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.3 International Equity Funds - 35.5 Bond Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 28.4 Fidelity Sustainable International Equity Fund 14.9 Fidelity International Sustainability Index Fund 13.9 Fidelity Sustainable Core Plus Bond Fund 13.3 Fidelity Sustainable U.S. Equity ETF 11.9 Fidelity Inflation-Protected Bond Index Fund 7.6 Fidelity Sustainable Emerging Markets Equity Fund 6.7 Fidelity Long-Term Treasury Bond Index Fund 3.3 100.0
Fidelity Advisor Asset Manager 85% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class A
Trading Symbol	FEYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 4,470,422,828
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.5 AA 0.1 A 0.4 BBB 1.8 BB 0.6 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 0.8 Equities 85.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.7 AAA - 0.5 AA - 0.1 A - 0.4 BBB - 1.8 BB - 0.6 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 0.8 Equities - 85.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 16.7 Information Technology 16.3 Industrials 9.7 Consumer Discretionary 8.0 Health Care 7.2 Communication Services 6.4 Consumer Staples 3.8 Materials 2.9 Energy 2.8 Real Estate 1.8 Utilities 1.6 Equities 84.5 Bonds 13.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 84.5 Bonds - 13.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.3 Apple Inc 3.0 Fidelity Blue Chip Growth ETF 2.7 NVIDIA Corp 2.6 Microsoft Corp 2.5 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Alphabet Inc Class A 1.3 24.7
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class A
Trading Symbol	FYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 32,437,709
Holdings Count | shares	8
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 40.3 International Equity Funds 35.5 Bond Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.3 International Equity Funds - 35.5 Bond Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 28.4 Fidelity Sustainable International Equity Fund 14.9 Fidelity International Sustainability Index Fund 13.9 Fidelity Sustainable Core Plus Bond Fund 13.3 Fidelity Sustainable U.S. Equity ETF 11.9 Fidelity Inflation-Protected Bond Index Fund 7.6 Fidelity Sustainable Emerging Markets Equity Fund 6.7 Fidelity Long-Term Treasury Bond Index Fund 3.3 100.0
Fidelity Advisor Asset Manager 60% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class Z
Trading Symbol	FIQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 4,203,564,524
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.2 AAA 2.4 AA 0.2 A 2.3 BBB 5.2 BB 1.1 B 0.9 CCC,CC,C 0.3 D 0.0 Not Rated 1.5 Equities 62.7 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.2 AAA - 2.4 AA - 0.2 A - 2.3 BBB - 5.2 BB - 1.1 B - 0.9 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.5 Equities - 62.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.0 Information Technology 12.3 Industrials 7.4 Consumer Discretionary 6.2 Health Care 5.3 Communication Services 5.2 Energy 2.7 Consumer Staples 2.6 Materials 1.9 Real Estate 1.9 Utilities 1.5 Equities 61.6 Bonds 34.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 61.6 Bonds - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.9 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.4 Apple Inc 2.3 Fidelity Blue Chip Growth ETF 2.0 NVIDIA Corp 1.9 Microsoft Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.3 Amazon.com Inc 1.3 Freddie Mac Gold Pool 1.1 29.2
Fidelity Advisor Asset Manager 50% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class Z
Trading Symbol	FIKZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 9,283,119,180
Holdings Count | shares	27
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.7 AA 0.1 A 2.4 BBB 6.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 1.8 Equities 55.6 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.7 AA - 0.1 A - 2.4 BBB - 6.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.8 Equities - 55.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 54.6 Bonds 39.1 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 54.6 Bonds - 39.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.6 US Treasury Bonds 3.7 Fidelity Enhanced Small Cap ETF 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 1.8 NVIDIA Corp 1.7 Microsoft Corp 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Ginnie Mae II Pool 1.3 30.8
Fidelity Advisor Asset Manager 85% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class M
Trading Symbol	FEYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 4,470,422,828
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.5 AA 0.1 A 0.4 BBB 1.8 BB 0.6 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 0.8 Equities 85.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.7 AAA - 0.5 AA - 0.1 A - 0.4 BBB - 1.8 BB - 0.6 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 0.8 Equities - 85.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 16.7 Information Technology 16.3 Industrials 9.7 Consumer Discretionary 8.0 Health Care 7.2 Communication Services 6.4 Consumer Staples 3.8 Materials 2.9 Energy 2.8 Real Estate 1.8 Utilities 1.6 Equities 84.5 Bonds 13.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 84.5 Bonds - 13.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.3 Apple Inc 3.0 Fidelity Blue Chip Growth ETF 2.7 NVIDIA Corp 2.6 Microsoft Corp 2.5 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Alphabet Inc Class A 1.3 24.7
Fidelity Advisor Asset Manager 40% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class Z
Trading Symbol	FIKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 2,220,406,588
Holdings Count | shares	28
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.0 AAA 3.3 AA 0.3 A 2.5 BBB 7.6 BB 1.2 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 46.0 Short-Term Investments and Net Other Assets (Liabilities) 10.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.0 AAA - 3.3 AA - 0.3 A - 2.5 BBB - 7.6 BB - 1.2 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 46.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 45.0 Bonds 44.2 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 45.0 Bonds - 44.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 4.3 Fidelity Enhanced Small Cap ETF 1.9 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.7 Fidelity Blue Chip Growth ETF 1.5 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.5 NVIDIA Corp 1.4 Microsoft Corp 1.3 32.1
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class C
Trading Symbol	FYMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Net Assets	$ 32,437,709
Holdings Count | shares	8
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 40.3 International Equity Funds 35.5 Bond Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.3 International Equity Funds - 35.5 Bond Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 28.4 Fidelity Sustainable International Equity Fund 14.9 Fidelity International Sustainability Index Fund 13.9 Fidelity Sustainable Core Plus Bond Fund 13.3 Fidelity Sustainable U.S. Equity ETF 11.9 Fidelity Inflation-Protected Bond Index Fund 7.6 Fidelity Sustainable Emerging Markets Equity Fund 6.7 Fidelity Long-Term Treasury Bond Index Fund 3.3 100.0
Fidelity Advisor Asset Manager 85% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class I
Trading Symbol	FEYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 4,470,422,828
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.5 AA 0.1 A 0.4 BBB 1.8 BB 0.6 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 0.8 Equities 85.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.7 AAA - 0.5 AA - 0.1 A - 0.4 BBB - 1.8 BB - 0.6 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 0.8 Equities - 85.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 16.7 Information Technology 16.3 Industrials 9.7 Consumer Discretionary 8.0 Health Care 7.2 Communication Services 6.4 Consumer Staples 3.8 Materials 2.9 Energy 2.8 Real Estate 1.8 Utilities 1.6 Equities 84.5 Bonds 13.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 84.5 Bonds - 13.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.3 Apple Inc 3.0 Fidelity Blue Chip Growth ETF 2.7 NVIDIA Corp 2.6 Microsoft Corp 2.5 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Alphabet Inc Class A 1.3 24.7
Fidelity Advisor Asset Manager 30% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class A
Trading Symbol	FTAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 1,956,867,191
Holdings Count | shares	30
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.1 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 41.8 Short-Term Investments and Net Other Assets (Liabilities) 9.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.1 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 41.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.6 Equities 35.6 Short-Term Investments and Net Other Assets (Liabilities) 9.8 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.6 Equities - 35.6 Short-Term Investments and Net Other Assets (Liabilities) - 9.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 Fidelity Low Duration Bond ETF 5.2 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.1 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.4 Apple Inc 1.3 Fidelity Blue Chip Growth ETF 1.2 NVIDIA Corp 1.1 37.5
Fidelity Advisor Asset Manager 50% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class M
Trading Symbol	FFTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 9,283,119,180
Holdings Count | shares	27
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.7 AA 0.1 A 2.4 BBB 6.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 1.8 Equities 55.6 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.7 AA - 0.1 A - 2.4 BBB - 6.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.8 Equities - 55.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 54.6 Bonds 39.1 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 54.6 Bonds - 39.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.6 US Treasury Bonds 3.7 Fidelity Enhanced Small Cap ETF 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 1.8 NVIDIA Corp 1.7 Microsoft Corp 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Ginnie Mae II Pool 1.3 30.8
Fidelity Advisor Asset Manager 70% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class C
Trading Symbol	FCASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.64%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.64%
Net Assets	$ 6,666,590,217
Holdings Count | shares	28
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.0 AAA 1.4 AA 0.1 A 1.7 BBB 3.4 BB 0.8 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 1.1 Equities 73.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.0 AAA - 1.4 AA - 0.1 A - 1.7 BBB - 3.4 BB - 0.8 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 1.1 Equities - 73.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.8 Information Technology 14.0 Industrials 8.5 Consumer Discretionary 7.0 Health Care 6.3 Communication Services 5.8 Consumer Staples 3.2 Energy 2.6 Materials 2.2 Real Estate 1.7 Utilities 1.6 Equities 72.2 Bonds 23.6 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.2 Bonds - 23.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Fidelity Enhanced Small Cap ETF 2.9 Apple Inc 2.6 Fidelity Blue Chip Growth ETF 2.4 NVIDIA Corp 2.2 Microsoft Corp 2.2 US Treasury Bonds 2.0 Amazon.com Inc 1.5 Fidelity Fundamental Small-Mid Cap ETF 1.2 Alphabet Inc Class A 1.2 26.6
Fidelity Health Savings Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund Class K
Trading Symbol	FHLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 60,869,038
Holdings Count | shares	15
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$60,869,038
Number of Holdings	15
Portfolio Turnover	85%

Holdings [Text Block]	Common Stocks 32.2 Fixed-Income Funds 31.2 Bonds 21.1 Domestic Equity Funds 7.4 Preferred Stocks 0.0 Alternative Funds 0.0 Preferred Securities 0.0 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 32.2 Fixed-Income Funds - 31.2 Bonds - 21.1 Domestic Equity Funds - 7.4 Preferred Stocks - 0.0 Alternative Funds - 0.0 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity International Bond Index Fund 15.1 Fidelity Short-Term Bond Fund 10.0 US Treasury Notes 6.8 Fidelity Inflation-Protected Bond Index Fund 6.1 Fidelity Commodity Strategy Central Fund 3.7 US Treasury Bonds 2.1 Fidelity Enhanced Small Cap ETF 1.3 Apple Inc 1.2 Fidelity Blue Chip Growth ETF 1.1 NVIDIA Corp 1.0 48.4
50% Allocation Fund
Shareholder Report [Line Items]
Fund Name	50% Allocation Fund
Class Name	50% Allocation Fund
Trading Symbol	FRYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 50% Allocation Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
50% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 974,696
Holdings Count | shares	4
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$974,696
Number of Holdings	4
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 39.8 Domestic Equity Funds 35.3 International Equity Funds 15.0 Short-Term Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.8 Domestic Equity Funds - 35.3 International Equity Funds - 15.0 Short-Term Funds - 9.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Bond Index Fund 39.8 Fidelity Total Market Index Fund 35.3 Fidelity Total International Index Fund 15.0 Fidelity Short-Term Bond Index Fund 9.9 100.0
Fidelity Advisor Asset Manager 60% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class A
Trading Symbol	FSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 4,203,564,524
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.2 AAA 2.4 AA 0.2 A 2.3 BBB 5.2 BB 1.1 B 0.9 CCC,CC,C 0.3 D 0.0 Not Rated 1.5 Equities 62.7 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.2 AAA - 2.4 AA - 0.2 A - 2.3 BBB - 5.2 BB - 1.1 B - 0.9 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.5 Equities - 62.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.0 Information Technology 12.3 Industrials 7.4 Consumer Discretionary 6.2 Health Care 5.3 Communication Services 5.2 Energy 2.7 Consumer Staples 2.6 Materials 1.9 Real Estate 1.9 Utilities 1.5 Equities 61.6 Bonds 34.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 61.6 Bonds - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.9 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.4 Apple Inc 2.3 Fidelity Blue Chip Growth ETF 2.0 NVIDIA Corp 1.9 Microsoft Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.3 Amazon.com Inc 1.3 Freddie Mac Gold Pool 1.1 29.2
Fidelity Advisor Asset Manager 20% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class Z
Trading Symbol	FIKVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 5,417,378,496
Holdings Count | shares	31
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 27.9 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 31.7 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 27.9 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 31.7 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.1 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.1 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 Fidelity Low Duration Bond ETF 4.9 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.0 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.0 Fidelity Hedged Equity ETF 1.0 iShares 20+ Year Treasury Bond ETF 1.0 Apple Inc 1.0 36.0
30% Allocation Fund
Shareholder Report [Line Items]
Fund Name	30% Allocation Fund
Class Name	30% Allocation Fund
Trading Symbol	FMWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 30% Allocation Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
30% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 321,302
Holdings Count | shares	4
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$321,302
Number of Holdings	4
Portfolio Turnover	9%

Holdings [Text Block]	Bond Funds 49.8 Domestic Equity Funds 21.2 Short-Term Funds 20.0 International Equity Funds 9.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.8 Domestic Equity Funds - 21.2 Short-Term Funds - 20.0 International Equity Funds - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Bond Index Fund 49.8 Fidelity Total Market Index Fund 21.2 Fidelity Short-Term Bond Index Fund 20.0 Fidelity Total International Index Fund 9.0 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class M
Trading Symbol	FYMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 32,437,709
Holdings Count | shares	8
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 40.3 International Equity Funds 35.5 Bond Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.3 International Equity Funds - 35.5 Bond Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 28.4 Fidelity Sustainable International Equity Fund 14.9 Fidelity International Sustainability Index Fund 13.9 Fidelity Sustainable Core Plus Bond Fund 13.3 Fidelity Sustainable U.S. Equity ETF 11.9 Fidelity Inflation-Protected Bond Index Fund 7.6 Fidelity Sustainable Emerging Markets Equity Fund 6.7 Fidelity Long-Term Treasury Bond Index Fund 3.3 100.0
Fidelity Advisor Asset Manager 40% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class M
Trading Symbol	FFNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 2,220,406,588
Holdings Count | shares	28
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.0 AAA 3.3 AA 0.3 A 2.5 BBB 7.6 BB 1.2 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 46.0 Short-Term Investments and Net Other Assets (Liabilities) 10.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.0 AAA - 3.3 AA - 0.3 A - 2.5 BBB - 7.6 BB - 1.2 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 46.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 45.0 Bonds 44.2 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 45.0 Bonds - 44.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 4.3 Fidelity Enhanced Small Cap ETF 1.9 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.7 Fidelity Blue Chip Growth ETF 1.5 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.5 NVIDIA Corp 1.4 Microsoft Corp 1.3 32.1
Fidelity Advisor Asset Manager 70% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class Z
Trading Symbol	FIQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 6,666,590,217
Holdings Count | shares	28
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.0 AAA 1.4 AA 0.1 A 1.7 BBB 3.4 BB 0.8 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 1.1 Equities 73.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.0 AAA - 1.4 AA - 0.1 A - 1.7 BBB - 3.4 BB - 0.8 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 1.1 Equities - 73.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.8 Information Technology 14.0 Industrials 8.5 Consumer Discretionary 7.0 Health Care 6.3 Communication Services 5.8 Consumer Staples 3.2 Energy 2.6 Materials 2.2 Real Estate 1.7 Utilities 1.6 Equities 72.2 Bonds 23.6 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.2 Bonds - 23.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Fidelity Enhanced Small Cap ETF 2.9 Apple Inc 2.6 Fidelity Blue Chip Growth ETF 2.4 NVIDIA Corp 2.2 Microsoft Corp 2.2 US Treasury Bonds 2.0 Amazon.com Inc 1.5 Fidelity Fundamental Small-Mid Cap ETF 1.2 Alphabet Inc Class A 1.2 26.6
Fidelity Health Savings Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund
Trading Symbol	FHLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 60,869,038
Holdings Count | shares	15
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$60,869,038
Number of Holdings	15
Portfolio Turnover	85%

Holdings [Text Block]	Common Stocks 32.2 Fixed-Income Funds 31.2 Bonds 21.1 Domestic Equity Funds 7.4 Preferred Stocks 0.0 Alternative Funds 0.0 Preferred Securities 0.0 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 8.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 32.2 Fixed-Income Funds - 31.2 Bonds - 21.1 Domestic Equity Funds - 7.4 Preferred Stocks - 0.0 Alternative Funds - 0.0 Preferred Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 8.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity International Bond Index Fund 15.1 Fidelity Short-Term Bond Fund 10.0 US Treasury Notes 6.8 Fidelity Inflation-Protected Bond Index Fund 6.1 Fidelity Commodity Strategy Central Fund 3.7 US Treasury Bonds 2.1 Fidelity Enhanced Small Cap ETF 1.3 Apple Inc 1.2 Fidelity Blue Chip Growth ETF 1.1 NVIDIA Corp 1.0 48.4
Fidelity Asset Manager 40%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Asset Manager® 40%
Trading Symbol	FFANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 2,220,406,588
Holdings Count | shares	28
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.0 AAA 3.3 AA 0.3 A 2.5 BBB 7.6 BB 1.2 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 46.0 Short-Term Investments and Net Other Assets (Liabilities) 10.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.0 AAA - 3.3 AA - 0.3 A - 2.5 BBB - 7.6 BB - 1.2 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 46.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 45.0 Bonds 44.2 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 45.0 Bonds - 44.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 4.3 Fidelity Enhanced Small Cap ETF 1.9 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.7 Fidelity Blue Chip Growth ETF 1.5 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.5 NVIDIA Corp 1.4 Microsoft Corp 1.3 32.1
Fidelity Advisor Asset Manager 70% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class M
Trading Symbol	FTASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 6,666,590,217
Holdings Count | shares	28
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.0 AAA 1.4 AA 0.1 A 1.7 BBB 3.4 BB 0.8 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 1.1 Equities 73.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.0 AAA - 1.4 AA - 0.1 A - 1.7 BBB - 3.4 BB - 0.8 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 1.1 Equities - 73.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.8 Information Technology 14.0 Industrials 8.5 Consumer Discretionary 7.0 Health Care 6.3 Communication Services 5.8 Consumer Staples 3.2 Energy 2.6 Materials 2.2 Real Estate 1.7 Utilities 1.6 Equities 72.2 Bonds 23.6 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.2 Bonds - 23.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Fidelity Enhanced Small Cap ETF 2.9 Apple Inc 2.6 Fidelity Blue Chip Growth ETF 2.4 NVIDIA Corp 2.2 Microsoft Corp 2.2 US Treasury Bonds 2.0 Amazon.com Inc 1.5 Fidelity Fundamental Small-Mid Cap ETF 1.2 Alphabet Inc Class A 1.2 26.6
Fidelity Advisor Asset Manager 70% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class I
Trading Symbol	FAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 6,666,590,217
Holdings Count | shares	28
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.0 AAA 1.4 AA 0.1 A 1.7 BBB 3.4 BB 0.8 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 1.1 Equities 73.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.0 AAA - 1.4 AA - 0.1 A - 1.7 BBB - 3.4 BB - 0.8 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 1.1 Equities - 73.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.8 Information Technology 14.0 Industrials 8.5 Consumer Discretionary 7.0 Health Care 6.3 Communication Services 5.8 Consumer Staples 3.2 Energy 2.6 Materials 2.2 Real Estate 1.7 Utilities 1.6 Equities 72.2 Bonds 23.6 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.2 Bonds - 23.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Fidelity Enhanced Small Cap ETF 2.9 Apple Inc 2.6 Fidelity Blue Chip Growth ETF 2.4 NVIDIA Corp 2.2 Microsoft Corp 2.2 US Treasury Bonds 2.0 Amazon.com Inc 1.5 Fidelity Fundamental Small-Mid Cap ETF 1.2 Alphabet Inc Class A 1.2 26.6
Fidelity Asset Manager 30%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Asset Manager® 30%
Trading Symbol	FTANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 1,956,867,191
Holdings Count | shares	30
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.1 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 41.8 Short-Term Investments and Net Other Assets (Liabilities) 9.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.1 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 41.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.6 Equities 35.6 Short-Term Investments and Net Other Assets (Liabilities) 9.8 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.6 Equities - 35.6 Short-Term Investments and Net Other Assets (Liabilities) - 9.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 Fidelity Low Duration Bond ETF 5.2 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.1 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.4 Apple Inc 1.3 Fidelity Blue Chip Growth ETF 1.2 NVIDIA Corp 1.1 37.5
Fidelity Advisor Asset Manager 40% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class C
Trading Symbol	FFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.50%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%
Net Assets	$ 2,220,406,588
Holdings Count | shares	28
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.0 AAA 3.3 AA 0.3 A 2.5 BBB 7.6 BB 1.2 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 46.0 Short-Term Investments and Net Other Assets (Liabilities) 10.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.0 AAA - 3.3 AA - 0.3 A - 2.5 BBB - 7.6 BB - 1.2 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 46.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 45.0 Bonds 44.2 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 45.0 Bonds - 44.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 4.3 Fidelity Enhanced Small Cap ETF 1.9 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.7 Fidelity Blue Chip Growth ETF 1.5 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.5 NVIDIA Corp 1.4 Microsoft Corp 1.3 32.1
Fidelity Health Savings Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Index Fund
Class Name	Fidelity® Health Savings Index Fund
Trading Symbol	FHSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 28,350,213
Holdings Count | shares	10
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$28,350,213
Number of Holdings	10
Portfolio Turnover	74%

Holdings [Text Block]	Bonds 41.7 Equities 39.9 Short-Term Investments and Net Other Assets (Liabilities) 18.4 ASSET ALLOCATION (% of Fund's net assets) Bonds - 41.7 Equities - 39.9 Short-Term Investments and Net Other Assets (Liabilities) - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Bond Index Fund 19.2 Fidelity Total Market Index Fund 18.4 Fidelity International Bond Index Fund 15.0 Fidelity International Index Fund 12.3 Fidelity Short-Term Bond Index Fund 10.0 Fidelity Inflation-Protected Bond Index Fund 6.1 Fidelity Emerging Markets Index Fund 5.5 Fidelity Commodity Strategy Fund 3.7 iShares iBoxx $ High Yield Corporate Bond ETF 1.4 91.6
Fidelity Advisor Asset Manager 20% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class I
Trading Symbol	FTIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 5,417,378,496
Holdings Count | shares	31
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 27.9 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 31.7 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 27.9 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 31.7 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.1 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.1 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 Fidelity Low Duration Bond ETF 4.9 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.0 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.0 Fidelity Hedged Equity ETF 1.0 iShares 20+ Year Treasury Bond ETF 1.0 Apple Inc 1.0 36.0
Fidelity Advisor Asset Manager 85% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class Z
Trading Symbol	FIQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 4,470,422,828
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.5 AA 0.1 A 0.4 BBB 1.8 BB 0.6 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 0.8 Equities 85.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.7 AAA - 0.5 AA - 0.1 A - 0.4 BBB - 1.8 BB - 0.6 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 0.8 Equities - 85.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 16.7 Information Technology 16.3 Industrials 9.7 Consumer Discretionary 8.0 Health Care 7.2 Communication Services 6.4 Consumer Staples 3.8 Materials 2.9 Energy 2.8 Real Estate 1.8 Utilities 1.6 Equities 84.5 Bonds 13.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 84.5 Bonds - 13.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.3 Apple Inc 3.0 Fidelity Blue Chip Growth ETF 2.7 NVIDIA Corp 2.6 Microsoft Corp 2.5 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Alphabet Inc Class A 1.3 24.7
Fidelity Asset Manager 50%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Asset Manager® 50%
Trading Symbol	FASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 9,283,119,180
Holdings Count | shares	27
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.7 AA 0.1 A 2.4 BBB 6.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 1.8 Equities 55.6 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.7 AA - 0.1 A - 2.4 BBB - 6.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.8 Equities - 55.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 54.6 Bonds 39.1 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 54.6 Bonds - 39.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.6 US Treasury Bonds 3.7 Fidelity Enhanced Small Cap ETF 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 1.8 NVIDIA Corp 1.7 Microsoft Corp 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Ginnie Mae II Pool 1.3 30.8
Fidelity Asset Manager 20%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Asset Manager® 20%
Trading Symbol	FASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 5,417,378,496
Holdings Count | shares	31
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 27.9 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 31.7 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 27.9 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 31.7 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.1 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.1 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 Fidelity Low Duration Bond ETF 4.9 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.0 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.0 Fidelity Hedged Equity ETF 1.0 iShares 20+ Year Treasury Bond ETF 1.0 Apple Inc 1.0 36.0
Fidelity Advisor Asset Manager 70% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class A
Trading Symbol	FAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 6,666,590,217
Holdings Count | shares	28
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.0 AAA 1.4 AA 0.1 A 1.7 BBB 3.4 BB 0.8 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 1.1 Equities 73.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.0 AAA - 1.4 AA - 0.1 A - 1.7 BBB - 3.4 BB - 0.8 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 1.1 Equities - 73.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.8 Information Technology 14.0 Industrials 8.5 Consumer Discretionary 7.0 Health Care 6.3 Communication Services 5.8 Consumer Staples 3.2 Energy 2.6 Materials 2.2 Real Estate 1.7 Utilities 1.6 Equities 72.2 Bonds 23.6 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.2 Bonds - 23.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Fidelity Enhanced Small Cap ETF 2.9 Apple Inc 2.6 Fidelity Blue Chip Growth ETF 2.4 NVIDIA Corp 2.2 Microsoft Corp 2.2 US Treasury Bonds 2.0 Amazon.com Inc 1.5 Fidelity Fundamental Small-Mid Cap ETF 1.2 Alphabet Inc Class A 1.2 26.6
Fidelity Advisor Asset Manager 20% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class C
Trading Symbol	FTCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.48%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.48%
Net Assets	$ 5,417,378,496
Holdings Count | shares	31
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 27.9 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 31.7 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 27.9 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 31.7 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.1 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.1 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 Fidelity Low Duration Bond ETF 4.9 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.0 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.0 Fidelity Hedged Equity ETF 1.0 iShares 20+ Year Treasury Bond ETF 1.0 Apple Inc 1.0 36.0
Fidelity Advisor Asset Manager 20% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class M
Trading Symbol	FTDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 5,417,378,496
Holdings Count | shares	31
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 27.9 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 31.7 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 27.9 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 31.7 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.1 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.1 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 Fidelity Low Duration Bond ETF 4.9 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.0 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.0 Fidelity Hedged Equity ETF 1.0 iShares 20+ Year Treasury Bond ETF 1.0 Apple Inc 1.0 36.0
Fidelity Advisor Asset Manager 50% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class I
Trading Symbol	FFIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 9,283,119,180
Holdings Count | shares	27
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.7 AA 0.1 A 2.4 BBB 6.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 1.8 Equities 55.6 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.7 AA - 0.1 A - 2.4 BBB - 6.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.8 Equities - 55.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 54.6 Bonds 39.1 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 54.6 Bonds - 39.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.6 US Treasury Bonds 3.7 Fidelity Enhanced Small Cap ETF 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 1.8 NVIDIA Corp 1.7 Microsoft Corp 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Ginnie Mae II Pool 1.3 30.8
Fidelity Advisor Asset Manager 85% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class C
Trading Symbol	FEYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.64%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.64%
Net Assets	$ 4,470,422,828
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.5 AA 0.1 A 0.4 BBB 1.8 BB 0.6 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 0.8 Equities 85.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.7 AAA - 0.5 AA - 0.1 A - 0.4 BBB - 1.8 BB - 0.6 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 0.8 Equities - 85.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 16.7 Information Technology 16.3 Industrials 9.7 Consumer Discretionary 8.0 Health Care 7.2 Communication Services 6.4 Consumer Staples 3.8 Materials 2.9 Energy 2.8 Real Estate 1.8 Utilities 1.6 Equities 84.5 Bonds 13.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 84.5 Bonds - 13.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.3 Apple Inc 3.0 Fidelity Blue Chip Growth ETF 2.7 NVIDIA Corp 2.6 Microsoft Corp 2.5 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Alphabet Inc Class A 1.3 24.7
Fidelity Asset Manager 85%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Asset Manager® 85%
Trading Symbol	FAMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 29	0.60%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Net Assets	$ 4,470,422,828
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,470,422,828
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.5 AA 0.1 A 0.4 BBB 1.8 BB 0.6 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 0.8 Equities 85.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.7 AAA - 0.5 AA - 0.1 A - 0.4 BBB - 1.8 BB - 0.6 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 0.8 Equities - 85.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 16.7 Information Technology 16.3 Industrials 9.7 Consumer Discretionary 8.0 Health Care 7.2 Communication Services 6.4 Consumer Staples 3.8 Materials 2.9 Energy 2.8 Real Estate 1.8 Utilities 1.6 Equities 84.5 Bonds 13.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 84.5 Bonds - 13.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.3 Apple Inc 3.0 Fidelity Blue Chip Growth ETF 2.7 NVIDIA Corp 2.6 Microsoft Corp 2.5 Amazon.com Inc 1.7 Fidelity Fundamental Small-Mid Cap ETF 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Alphabet Inc Class A 1.3 24.7
Fidelity Advisor Asset Manager 30% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class I
Trading Symbol	FTINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,956,867,191
Holdings Count | shares	30
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.1 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 41.8 Short-Term Investments and Net Other Assets (Liabilities) 9.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.1 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 41.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.6 Equities 35.6 Short-Term Investments and Net Other Assets (Liabilities) 9.8 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.6 Equities - 35.6 Short-Term Investments and Net Other Assets (Liabilities) - 9.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 Fidelity Low Duration Bond ETF 5.2 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.1 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.4 Apple Inc 1.3 Fidelity Blue Chip Growth ETF 1.2 NVIDIA Corp 1.1 37.5
Fidelity Advisor Asset Manager 30% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class C
Trading Symbol	FCANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Net Assets	$ 1,956,867,191
Holdings Count | shares	30
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.1 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 41.8 Short-Term Investments and Net Other Assets (Liabilities) 9.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.1 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 41.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.6 Equities 35.6 Short-Term Investments and Net Other Assets (Liabilities) 9.8 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.6 Equities - 35.6 Short-Term Investments and Net Other Assets (Liabilities) - 9.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 Fidelity Low Duration Bond ETF 5.2 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.1 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.4 Apple Inc 1.3 Fidelity Blue Chip Growth ETF 1.2 NVIDIA Corp 1.1 37.5
70% Allocation Fund
Shareholder Report [Line Items]
Fund Name	70% Allocation Fund
Class Name	70% Allocation Fund
Trading Symbol	FRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 70% Allocation Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
70% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,140,392
Holdings Count | shares	4
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,140,392
Number of Holdings	4
Portfolio Turnover	23%

Holdings [Text Block]	Domestic Equity Funds 49.3 Bond Funds 24.8 International Equity Funds 20.9 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 49.3 Bond Funds - 24.8 International Equity Funds - 20.9 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Market Index Fund 49.3 Fidelity U.S. Bond Index Fund 24.8 Fidelity Total International Index Fund 20.9 Fidelity Short-Term Bond Index Fund 5.0 100.0
85% Allocation Fund
Shareholder Report [Line Items]
Fund Name	85% Allocation Fund
Class Name	85% Allocation Fund
Trading Symbol	FRAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 85% Allocation Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
85% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,537,458
Holdings Count | shares	3
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,537,458
Number of Holdings	3
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 60.2 International Equity Funds 24.9 Bond Funds 14.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 60.2 International Equity Funds - 24.9 Bond Funds - 14.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Market Index Fund 60.2 Fidelity Total International Index Fund 24.9 Fidelity U.S. Bond Index Fund 14.9 100.0
Fidelity Advisor Asset Manager 50% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class C
Trading Symbol	FFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.55%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.55%
Net Assets	$ 9,283,119,180
Holdings Count | shares	27
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.7 AA 0.1 A 2.4 BBB 6.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 1.8 Equities 55.6 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.7 AA - 0.1 A - 2.4 BBB - 6.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.8 Equities - 55.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 54.6 Bonds 39.1 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 54.6 Bonds - 39.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.6 US Treasury Bonds 3.7 Fidelity Enhanced Small Cap ETF 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 1.8 NVIDIA Corp 1.7 Microsoft Corp 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Ginnie Mae II Pool 1.3 30.8
Fidelity Asset Manager 70%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Asset Manager® 70%
Trading Symbol	FASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 6,666,590,217
Holdings Count | shares	28
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$6,666,590,217
Number of Holdings	28
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.0 AAA 1.4 AA 0.1 A 1.7 BBB 3.4 BB 0.8 B 0.8 CCC,CC,C 0.2 D 0.0 Not Rated 1.1 Equities 73.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.0 AAA - 1.4 AA - 0.1 A - 1.7 BBB - 3.4 BB - 0.8 B - 0.8 CCC,CC,C - 0.2 D - 0.0 Not Rated - 1.1 Equities - 73.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.8 Information Technology 14.0 Industrials 8.5 Consumer Discretionary 7.0 Health Care 6.3 Communication Services 5.8 Consumer Staples 3.2 Energy 2.6 Materials 2.2 Real Estate 1.7 Utilities 1.6 Equities 72.2 Bonds 23.6 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 72.2 Bonds - 23.6 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 8.4 Fidelity Enhanced Small Cap ETF 2.9 Apple Inc 2.6 Fidelity Blue Chip Growth ETF 2.4 NVIDIA Corp 2.2 Microsoft Corp 2.2 US Treasury Bonds 2.0 Amazon.com Inc 1.5 Fidelity Fundamental Small-Mid Cap ETF 1.2 Alphabet Inc Class A 1.2 26.6
Fidelity Advisor Asset Manager 30% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class M
Trading Symbol	FTTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 1,956,867,191
Holdings Count | shares	30
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.1 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 41.8 Short-Term Investments and Net Other Assets (Liabilities) 9.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.1 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 41.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.6 Equities 35.6 Short-Term Investments and Net Other Assets (Liabilities) 9.8 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.6 Equities - 35.6 Short-Term Investments and Net Other Assets (Liabilities) - 9.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 Fidelity Low Duration Bond ETF 5.2 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.1 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.4 Apple Inc 1.3 Fidelity Blue Chip Growth ETF 1.2 NVIDIA Corp 1.1 37.5
Fidelity Advisor Asset Manager 50% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class A
Trading Symbol	FFAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Net Assets	$ 9,283,119,180
Holdings Count | shares	27
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$9,283,119,180
Number of Holdings	27
Portfolio Turnover	35%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.1 AAA 2.7 AA 0.1 A 2.4 BBB 6.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 1.8 Equities 55.6 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.1 AAA - 2.7 AA - 0.1 A - 2.4 BBB - 6.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.8 Equities - 55.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 54.6 Bonds 39.1 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) Equities - 54.6 Bonds - 39.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.6 US Treasury Bonds 3.7 Fidelity Enhanced Small Cap ETF 2.2 Apple Inc 2.1 Fidelity Blue Chip Growth ETF 1.8 NVIDIA Corp 1.7 Microsoft Corp 1.6 Fannie Mae Mortgage pass-thru certificates 1.5 Freddie Mac Gold Pool 1.3 Ginnie Mae II Pool 1.3 30.8
Fidelity Advisor Asset Manager 60% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class I
Trading Symbol	FSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 4,203,564,524
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.2 AAA 2.4 AA 0.2 A 2.3 BBB 5.2 BB 1.1 B 0.9 CCC,CC,C 0.3 D 0.0 Not Rated 1.5 Equities 62.7 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.2 AAA - 2.4 AA - 0.2 A - 2.3 BBB - 5.2 BB - 1.1 B - 0.9 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.5 Equities - 62.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.0 Information Technology 12.3 Industrials 7.4 Consumer Discretionary 6.2 Health Care 5.3 Communication Services 5.2 Energy 2.7 Consumer Staples 2.6 Materials 1.9 Real Estate 1.9 Utilities 1.5 Equities 61.6 Bonds 34.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 61.6 Bonds - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.9 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.4 Apple Inc 2.3 Fidelity Blue Chip Growth ETF 2.0 NVIDIA Corp 1.9 Microsoft Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.3 Amazon.com Inc 1.3 Freddie Mac Gold Pool 1.1 29.2
Fidelity Advisor Asset Manager 60% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class C
Trading Symbol	FSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.65%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.65%
Net Assets	$ 4,203,564,524
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.2 AAA 2.4 AA 0.2 A 2.3 BBB 5.2 BB 1.1 B 0.9 CCC,CC,C 0.3 D 0.0 Not Rated 1.5 Equities 62.7 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.2 AAA - 2.4 AA - 0.2 A - 2.3 BBB - 5.2 BB - 1.1 B - 0.9 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.5 Equities - 62.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.0 Information Technology 12.3 Industrials 7.4 Consumer Discretionary 6.2 Health Care 5.3 Communication Services 5.2 Energy 2.7 Consumer Staples 2.6 Materials 1.9 Real Estate 1.9 Utilities 1.5 Equities 61.6 Bonds 34.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 61.6 Bonds - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.9 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.4 Apple Inc 2.3 Fidelity Blue Chip Growth ETF 2.0 NVIDIA Corp 1.9 Microsoft Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.3 Amazon.com Inc 1.3 Freddie Mac Gold Pool 1.1 29.2
Fidelity Asset Manager 60%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Asset Manager® 60%
Trading Symbol	FSANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 4,203,564,524
Holdings Count | shares	27
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$4,203,564,524
Number of Holdings	27
Portfolio Turnover	42%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 19.2 AAA 2.4 AA 0.2 A 2.3 BBB 5.2 BB 1.1 B 0.9 CCC,CC,C 0.3 D 0.0 Not Rated 1.5 Equities 62.7 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 19.2 AAA - 2.4 AA - 0.2 A - 2.3 BBB - 5.2 BB - 1.1 B - 0.9 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.5 Equities - 62.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Financials 15.0 Information Technology 12.3 Industrials 7.4 Consumer Discretionary 6.2 Health Care 5.3 Communication Services 5.2 Energy 2.7 Consumer Staples 2.6 Materials 1.9 Real Estate 1.9 Utilities 1.5 Equities 61.6 Bonds 34.2 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 61.6 Bonds - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.9 US Treasury Bonds 3.2 Fidelity Enhanced Small Cap ETF 2.4 Apple Inc 2.3 Fidelity Blue Chip Growth ETF 2.0 NVIDIA Corp 1.9 Microsoft Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.3 Amazon.com Inc 1.3 Freddie Mac Gold Pool 1.1 29.2
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class I
Trading Symbol	FYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 2	0.05%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 32,437,709
Holdings Count | shares	8
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$32,437,709
Number of Holdings	8
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 40.3 International Equity Funds 35.5 Bond Funds 24.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.3 International Equity Funds - 35.5 Bond Funds - 24.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 28.4 Fidelity Sustainable International Equity Fund 14.9 Fidelity International Sustainability Index Fund 13.9 Fidelity Sustainable Core Plus Bond Fund 13.3 Fidelity Sustainable U.S. Equity ETF 11.9 Fidelity Inflation-Protected Bond Index Fund 7.6 Fidelity Sustainable Emerging Markets Equity Fund 6.7 Fidelity Long-Term Treasury Bond Index Fund 3.3 100.0
Fidelity Advisor Asset Manager 30% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class Z
Trading Symbol	FIKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 1,956,867,191
Holdings Count | shares	30
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$1,956,867,191
Number of Holdings	30
Portfolio Turnover	31%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.1 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 41.8 Short-Term Investments and Net Other Assets (Liabilities) 9.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 28.1 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 41.8 Short-Term Investments and Net Other Assets (Liabilities) - 9.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.6 Equities 35.6 Short-Term Investments and Net Other Assets (Liabilities) 9.8 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.6 Equities - 35.6 Short-Term Investments and Net Other Assets (Liabilities) - 9.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 17.0 Fidelity Low Duration Bond ETF 5.2 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.1 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.4 Apple Inc 1.3 Fidelity Blue Chip Growth ETF 1.2 NVIDIA Corp 1.1 37.5
Fidelity Advisor Asset Manager 40% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class A
Trading Symbol	FFNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 2,220,406,588
Holdings Count | shares	28
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$2,220,406,588
Number of Holdings	28
Portfolio Turnover	34%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.0 AAA 3.3 AA 0.3 A 2.5 BBB 7.6 BB 1.2 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 46.0 Short-Term Investments and Net Other Assets (Liabilities) 10.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.0 AAA - 3.3 AA - 0.3 A - 2.5 BBB - 7.6 BB - 1.2 B - 1.1 CCC,CC,C - 0.2 D - 0.0 Not Rated - 2.0 Equities - 46.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 45.0 Bonds 44.2 Short-Term Investments and Net Other Assets (Liabilities) 10.8 ASSET ALLOCATION (% of Fund's net assets) Equities - 45.0 Bonds - 44.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 4.3 Fidelity Enhanced Small Cap ETF 1.9 Fannie Mae Mortgage pass-thru certificates 1.8 Apple Inc 1.7 Fidelity Blue Chip Growth ETF 1.5 Freddie Mac Gold Pool 1.5 Ginnie Mae II Pool 1.5 NVIDIA Corp 1.4 Microsoft Corp 1.3 32.1
Fidelity Advisor Asset Manager 20% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class A
Trading Symbol	FTAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 5,417,378,496
Holdings Count | shares	31
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$5,417,378,496
Number of Holdings	31
Portfolio Turnover	41%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 27.9 AAA 3.8 AA 0.4 A 3.0 BBB 8.4 BB 1.2 B 1.1 CCC,CC,C 0.3 D 0.0 Not Rated 2.1 Equities 31.7 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 27.9 AAA - 3.8 AA - 0.4 A - 3.0 BBB - 8.4 BB - 1.2 B - 1.1 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.1 Equities - 31.7 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 54.1 Equities 25.8 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 54.1 Equities - 25.8 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 16.9 Fidelity Low Duration Bond ETF 4.9 US Treasury Bonds 4.8 Fannie Mae Mortgage pass-thru certificates 2.0 Freddie Mac Gold Pool 1.7 Ginnie Mae II Pool 1.7 Fidelity Enhanced Small Cap ETF 1.0 Fidelity Hedged Equity ETF 1.0 iShares 20+ Year Treasury Bond ETF 1.0 Apple Inc 1.0 36.0